Statements of Cash Flows (Parenthetical) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 10, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrants reclassified to additional paid-in capital	$ 2,475,620
Common stock, shares issued for restricted stock units					21,846
Purchases of fixed assets		$ 3,190	$ 4,775	$ 19,546
Exercise price of warrants	$ 10.00
Fixed assets purchased under capital lease obligations		$ 279,008	140,267	140,267
Debt, principal amount converted				$ 6,600,000	$ 20,231,000
Conversion price of notes	$ 10.00
Overallotment issued to underwriter to purchase common stock, period	45 days	45 days		45 days
Purchase of common stock by underwriters to cover overallotments, grant date fair value		$ 7,690,395		$ 202,143
Warrants to purchase common stock, period	5 years	5 years
Issuance of warrants to purchase shares of common stock, grant date fair value		$ 1,627,396		$ 544,116
Common shares issuable to underwriters under granted option		1,200,000
Common Shares issuable to underwriters under warrants granted		1,200,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Offering costs recorded in prepaid expenses and other current assets reclassified to common stock issuance costs		$ 63,111
Preferred stock, par value					$ 0.0001
Warrant coverage amount					$ 502,605
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings			135,222	$ 135,222	309,000
Cost related to IPO issuance				63,111	538,318
Liability for associated unpaid invoices				63,111	328,221
Financed insurance premium through third party financing				62,774	$ 122,777
Cancellation of insurance premiums amount, other			44,559	44,559
Cancellation of insurance premiums partial amount received			10,955	$ 10,955
Series A Preferred Stock, shares converted to common stock	69,421,047
Common stock, shares issued upon conversion of Series A Preferred Stock	1,652,851
Purchase of common stock by underwriters to cover overallotments, number of shares	285,000			285,000
Purchase of common stock by underwriters to cover overallotments, per share	$ 9.30
Underwriter IPO costs	$ 279,760
Underwriter discount from initial public offering	1,330,000
Deferred offering costs classified to additional paid in capital	$ 932,136
Common Stock [Member]
Common stock, shares issued for restricted stock units					21,846
Convertible Note converted into preferred/common stock	433,883
Series A Convertible Preferred Stock [Member]
Convertible Note converted into preferred/common stock					42,245,834
Convertible Bridge Notes And Line Of Credit [Member]
Warrants reclassified to additional paid-in capital	$ 2,475,620
Exercise price of warrants	$ 10.00
Warrants reclassified to additional paid-in capital	387,152
2013 Convertible Bridge Notes [Member]
Warrants reclassified to additional paid-in capital	$ 1,562,968
Exercise price of warrants	$ 10
Debt, principal amount converted	$ 5,165,000
Warrants reclassified to additional paid-in capital	258,249
Accrued interest on convertible debt converted	$ 313,017
Conversion price of notes	$ 10
Convertible Note converted into preferred/common stock	548,803
2013 Convertible Bridge Notes [Member] | Common Stock [Member]
Convertible Note converted into preferred/common stock	547,794
2008 Convertible Note [Member]
Debt, principal amount converted	$ 1,400,000
Conversion price of notes	$ 10.00
Convertible Note converted into preferred/common stock	163,399
2008 Convertible Note [Member] | Common Stock [Member]
Convertible Note converted into preferred/common stock	163,399
Variable Underlying Exercise [Member]
Warrants reclassified to additional paid-in capital					$ 236,799
Fixed Underlying Exercise [Member]
Warrants reclassified to additional paid-in capital					144,346
April 2014 Credit Facility [Member]
Warrants to purchase common stock, period				10 years
Issuance of warrants to purchase shares of common stock, grant date fair value			$ 233,107	$ 233,107
Accrued interest [Member]
Accrued interest on convertible debt converted	$ 233,982				$ 2,581,000
Accrued interest [Member] | 2013 Convertible Bridge Notes [Member]
Accrued interest on convertible debt converted	313,017
Accrued interest [Member] | 2008 Convertible Note [Member]
Accrued interest on convertible debt converted	$ 233,982
Aegis Capital Corp. [Member]
Exercise price of warrants	$ 12.50
Purchase of common stock by underwriters to cover overallotments, grant date fair value	$ 202,143
Issuance of warrants to purchase shares of common stock	95,000			95,000
Issuance of warrants to purchase shares of common stock, grant date fair value	$ 544,116